Income Taxes - Effective Income Tax Rate and Deferred Tax Assets and Liabilities (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Provision for income taxes	$ 0	$ 0	$ 0
Effective Income Tax Rate Reconciliation
Income tax benefit computed at federal statutory tax rate	(8,931,000)	(8,494,000)	(5,383,000)
Change in valuation allowance	9,287,000	9,002,000	5,675,000
General business credits	(572,000)	(661,000)	(386,000)
Other	216,000	153,000	94,000
Total	0	0	$ 0
Increase in valuation allowance	9,300,000
Components of Deferred Tax Assets and Liabilities
Net operating loss carryforwards	27,518,000	19,562,000
Depreciation and amortization	1,367,000	1,207,000
Stock-based compensation	597,000	260,000
Credit carryforwards	1,717,000	1,147,000
Prepaid expenses	0	0
Accrued liabilities	538,000	264,000
Total deferred tax assets	31,737,000	22,440,000
Valuation allowance	(31,737,000)	(22,440,000)
Net deferred tax asset	$ 0	$ 0